Taxation - Schedule of Unrecognized Tax Losses and Tax Credits Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Gross Amount
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	$ 123,691	$ 7,815
Tax credits expiring	272	238
Gross Amount | Within 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	2,382	1,537
Tax credits expiring	91	44
Gross Amount | More than 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	2,440	3,285
Tax credits expiring	181	194
Gross Amount | Available Indefinitely
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	118,870	2,993
Tax credits expiring	0	0
Tax Effected
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	33,810	2,621
Tax credits expiring	272	238
Tax Effected | Within 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	593	416
Tax credits expiring	91	44
Tax Effected | More than 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	7,604	729
Tax credits expiring	181	194
Tax Effected | Available Indefinitely
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	25,613	1,476
Tax credits expiring	$ 0	$ 0